OPERATING LEASE (Tables)	3 Months Ended
Mar. 31, 2020
OPERATING LEASE
Schedule of supplemental consolidated balance sheet information related to leases

	December 31,	March 31,
	2019	2020
	RMB	RMB
		(Unaudited)
Right-of-use assets	45,446	34,466
Operating lease liabilities - current	32,892	32,842
Operating lease liabilities – non-current	10,075	1,865
Total lease liabilities	42,967	34,707

Weighted average remaining lease term	1.75	1.20
Weighted average discount rate	6.14%	5.52%

Schedule of supplemental cash flow information related to leases

	For the year	For the three months
	ended December 31,	ended March 31,
	2019	2020
	RMB	RMB
		(Unaudited)

Cash paid for amounts included in the measurement of lease liabilities	134,071	8,503
Right-of-use assets obtained in exchange for operating lease liabilities	87,350	311

Schedule of maturities of lease liabilities

March 31, 2020
RMB
Remaining months of 2020	33,885
2021	415
2022	334
2023	334
2024	334
Thereafter	506
Total operating lease payments	35,808
Less: imputed interest	(1,101)
Total lease liabilities	34,707

Schedule of future minimum lease payments for operating leases under the previous lease standard ("ASC 840")

December 31, 2019
RMB
2020	34,236
2021	8,668
2022	334
2023	334
2024	334
Thereafter	712
Total operating lease payments	44,618
Less: imputed interest	(1,651)
Total lease liabilities	42,967

December 31, 2018
RMB
2019	102,057
2020	51,969
2021	30,392
2022	26,913
2023	23,203
Thereafter	110,980
Total operating lease payments	345,514